Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Basic—
Net income attributable to NHI shareholders	¥ 362,129	¥ 340,736	¥ 165,863
Weighted average number of NHI shares outstanding	2,942,280,410	2,955,204,882	3,017,128,412
Net income attributable to NHI shareholders per share	¥ 123.08	¥ 115.3	¥ 54.97
Diluted—
Net income attributable to NHI shareholders	¥ 361,871	¥ 340,463	¥ 165,701
Weighted average number of NHI shares outstanding	3,041,190,068	3,066,458,811	3,144,540,974
Net income attributable to NHI shareholders per share	¥ 118.99	¥ 111.03	¥ 52.69